Reverse Recapitalization (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
stockholders' (deficit) equity	$ 229,108	$ (13,237)	$ (6,786)	$ (4,861)	$ 393		$ 7,816
Treasury Stock
Additional paid in capital						$ (1,500)
Retroactive application of recapitalization
stockholders' (deficit) equity		$ 17,558		$ 17,558	$ 8,669